UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-9521

MANAGERS AMG FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

The Managers Funds LLC 800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 29

Date of reporting period: MARCH 1, 2004 — AUGUST 31, 2004 (Semi-Annual Shareholder Report)

Item 1. REPORT TO SHAREHOLDERS

MANAGERS AMG FUNDS

Systematic Financial Management, L.P

SYSTEMATIC VALUE FUND

---------------------

Semi-Annual Report

August 31, 2004

SYSTEMATIC VALUE FUND
Semi-Annual Report

August 31, 2004

TABLE OF CONTENTS

Begins on Page
Letter to Shareholders	1
Average Annual Total Returns
Complete performance table as of August 31, 2004	3
About Your Fund's Expenses	4
Summary of Industry Weightings and Top Ten Holdings	5
Schedule of Portfolio Investments	6
Financial Statements:
Statement of Assets and Liabilities	9
Fund balance sheet, net asset value (NAV) per share
computation and cumulative undistributed amount
Statement of Operations	10
Detail of sources of income, Fund expenses, and realized
and unrealized gains (losses) during the period
Statement of Changes in Net Assets	11
Detail of changes in Fund assets for each period
Financial Highlights	12
Net asset value per share, total return, expense ratios,
turnover ratio and net assets
Notes to Financial Statements	13
Accounting and distribution policies, details of agreements
and transactions with Fund management and affiliates

Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Although the economy continues to strengthen and corporate profits appear to be healthy, the stock market was mired in a directionless trading range for the six months ending August 31, 2004. There are a few likely explanations. The first is that stock valuations had overreached reasonable levels as a result of the 2003 rally. In addition, continued turmoil in Iraq, which has included mounting American casualties, and increased terrorist activity around the globe has increased investors’ perception of risk. Furthermore, a combination of strong global growth, particularly in China, and instability in the middle east has driven the price of oil to an all time high. Interestingly, this has had mixed effects on inflation expectations. Strong economic growth and increasing energy prices might intuitively lead to higher inflation which is exactly what drove interest rates sharply higher in April and early May. However, the burden of sharply higher energy prices and, maybe, the Federal Reserve’s modest tightening have worked to slow the U.S. economic growth rate. In addition, the Chinese government has made a conscious effort to slow its growth rate. The result is that inflation expectations, and thus long-term interest rates surprised most investors by falling throughout the summer. Throughout the period, the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs.

From point to point, March 1st through August 31st, most stock indices moved lower. The S&P 500, for example, returned -2.74%. Throughout the period, the market repeatedly dropped and recovered from 4% to 7% of its value. For most of the period, growth and value indices moved similarly. However, from mid-July through the end of August, growth indices significantly underperformed as a result of a slide in technology stock prices. During the period the Systematic Value Fund did not achieve its goal of outperforming its benchmark due in part to the Fund’s overweight position in the Technology sector. For the six-month period, the Fund returned -2.78% while its benchmark the Russell 1000 Value Index, returned -0.01%. Despite this short-term result, the Fund remains ahead of its benchmark since the Fund’s inception 2 ½ years ago. The table on page 3 lists the Fund’s returns over various trailing periods, including since its inception.

I am pleased to relate a few notable happenings at Managers this year. In April, we were awarded, by shareholders, the contracts to manage several mutual funds formerly managed by Conseco Funds Group. For more detail on these Funds, please visit our website. In July, we announced our agreement to acquire assets managed by Fremont Investment Advisors, and with shareholder approval we expect to integrate this $2.8 billion family of funds into our family. We believe that a key advantage to shareholders of both families of funds will be a broader array of asset classes, investment styles and intelligence diversification available within one group of funds. Offerings either recently added or expected to be added as a result of acquisitions include, high yield bonds, convertible securities, mid-cap equities, micro-cap equities, real estate securities and municipal bonds.

As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersamg.com. Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in Managers AMG Funds.

Sincerely,

/s/ Peter M. Lebovitz
President
Managers AMG Funds

Managers AMG Funds
Average Annual Total Returns (unaudited)

Total Returns Before Taxes
Periods ended August 31, 2004 -----------------------------------------------------------------------------------------------------------------------------------------------------
	Six Months	One Year	Since Inception	Inception Date
Systematic Value Fund	(2.78)%	12.86%	5.41%	4/1/02
Russell 1000 Value Index	(0.01)%	17.52%	4.04%

The performance data shown represents past performance, which is not a guarantee of future results. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersamg.com.

In choosing a Fund, investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses carefully before investing, and how long they intend to keep their money invested in the Fund. The Fund’s prospectus contains information concerning the Fund’s investment objective, risks, charges and expenses and other information. To obtain a prospectus, please call (800) 835-3879 or visit our website at www.managersamg.com. Please read the prospectus carefully before you invest in the Fund or send money. Distributed by Managers Distributors, Inc., member NASD.

About Your Fund's Expenses

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal period and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Hypothetical 5% return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. It assumes that the Fund had a return of 5% and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended August 31, 2004
	Expense Ratio 8/31/2004	Beginning Account Value 2/29/2004	Ending Account Value 8/31/2004	Expenses Paid During Period *
Systematic Value Fund	0.90%
Based on Actual Fund Return		$1,000	$ 972	$ 4.41
Based on Hypothetical 5% Return		$1,000	$1,050	$ 4.76

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by 365.

You can find more information about the Fund’s expenses, including annual expense ratios for the past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Systematic Value Fund
Summary of Fund Information
August 31, 2004

Summary of Industry Weightings (unaudited)

Major Sectors	Percentage of Net Assets	Percentage of Russell 1000 Value Index
Financials	29.5%	34.0%
Energy	11.9	11.3
Industrials	11.3	12.2
Consumer Discretionary	10.8	10.3
Information Technology	7.8	5.4
Health Care	7.2	3.9
Materials	6.1	4.8
Telecommunication Services	5.0	5.8
Utilities	3.9	6.1
Consumer Staples	3.8	6.2
Other	2.7	0.0

Top Ten Holdings (unaudited)

Security Name	Percentage of Net Assets
General Electric Co.	4.4%
Citigroup, Inc.*	3.9
Exxon Mobil Corp.*	3.9
Bank of America Corp.*	3.6
JPMorgan Chase & Co.*	2.9
Verizon Communications, Inc.*	2.4
Dow Chemical Co.	2.3
Kerr-McGee Corp.	2.0
McDonald's Corp.	1.9
Providian Financial Corp.	1.9

Top Ten as a Group	29.2%

* Top Ten Holding at February 29, 2004

Systematic Value Fund
Schedule of Portfolio Investments
August 31, 2004 (unaudited)

	Shares		Value
Common Stocks - 97.3%
Consumer Discretionary - 10.8%
Autoliv, Inc.	2,400		101,400
Black & Decker Corp.	1,100	[1]	75,823
Comcast Corp.*	5,400		152,118
Eastman Kodak Co.	3,000	[1]	88,740
Getty Images, Inc.*	2,300	[1]	127,535
KB Home	1,500		103,155
Limited Brands, Inc.	574		11,526
McDonald's Corp.	8,400		226,968
Target Corp.	2,000		89,160
Viacom, Inc., Class B	3,600		119,916
Walt Disney Co. (The)	7,700		172,865
Total Consumer Discretionary			1,269,206

Consumer Staples - 3.8%
Altria Group, Inc.	4,100		200,695
Costco Wholesale Corp.*	3,100		127,627
Kimberly-Clark Corp.	1,700		113,390
Total Consumer Staples			441,712

Energy - 11.9%
Baker Hughes, Inc.	5,300	[1]	208,449
Chesapeake Energy Corp.	11,300	[1]	159,669
ConocoPhillips Co.	2,500		186,075
Exxon Mobil Corp.	9,800		451,780
Kerr-McGee Corp.	4,500	[1]	237,510
Transocean, Inc.*	4,900		150,430
Total Energy			1,393,913

Financials - 29.5%
American International Group, Inc.	3,100		220,844
Bank of America Corp.	9,400		422,812
Bear Stearns Co., Inc. (The)	1,400		123,088
CIT Group, Inc.	5,000		178,700
Citigroup, Inc.	9,900		461,142
Countrywide Financial Corp.	2,200		78,210
Fannie Mae Co.	1,900		141,455
Friedman, Billings, Ramsey Group, Inc.	7,900	[1]	148,915
Genworth Financial, Inc., Class A*	5,200		118,196
Goldman Sachs Group, Inc.	1,400		125,510
JPMorgan Chase & Co.	8,600		340,388
Merrill Lynch & Co., Inc.	3,600		183,852
MGIC Investment Corp.	1,900		129,713
Providian Financial Corp.*	15,700	[1]	226,708
Safeco Corp.	4,100	[1]	197,497
Sovereign Bancorp, Inc.	8,200	[1]	179,252
UnumProvident Corp.	3,600		58,248
Wachovia Corp.	2,600		121,966
Total Financials			3,456,496

Health Care - 7.2%
CIGNA Corp.	2,100		139,776
Genzyme Corp.*	2,400		129,600
Lincare Holdings, Inc.*	1,800	[1]	57,852
Merck & Co., Inc.	2,500		112,425
Millipore Corp.*	1,600		80,480
Pfizer, Inc.	5,900		192,753
Triad Hospitals, Inc.*	4,200		133,518
Total Health Care			846,404

Industrials - 11.3%
Deere & Co.	2,800		177,156
General Electric Co.	15,600		511,524
Grainger (W.W.), Inc.	2,600		138,866
Manpower, Inc.	1,400		59,122
Textron, Inc.	1,700		107,933
Tyco International, Ltd.	4,000	[1]	125,280
United Technologies Corp.	2,200		206,602
Total Industrials			1,326,483

Information Technology - 7.8%
Applied Materials, Inc.*	3,100		49,259
Avaya, Inc.*	6,800	[1]	82,416
Corning, Inc.*	19,100		193,292
Intel Corp.	5,500		117,095
Lam Research Corp.*	5,800	[1]	124,990
Microsoft Corp.	5,900		161,070
Scientific-Atlanta, Inc.	2,400		65,376
Tellabs, Inc.*	8,200	[1]	74,374
Teradyne, Inc.*	4,000		51,480
Total Information Technology			919,352

Materials - 6.1%
Alcoa, Inc.	3,500		113,330
Dow Chemical Co.	6,400		273,984
Freeport McMoran Copper & Gold, Inc., Class B	1,900		71,497
International Steel Group, Inc.*	6,900		209,760
Phelps Dodge Corp.*	600	[1]	48,936
Total Materials			717,507

Telecommunication Services - 5.0%
Sprint Corp.	9,200	[1]	181,056
Verizon Communications, Inc.	7,300		286,525
Western Wireless Corp.*	4,500		112,905
Total Telecommunication Services			580,486

Utilities - 3.9%
AES Corp.*	13,600		137,224
Exelon Corp.	5,000		184,250
Questar Corp.	3,200		130,176
Total Utilities			451,650

Total Common Stocks (cost $10,981,688)			11,403,209

Other Investment Companies - 18.1%
Bank of New York Institutional Cash
Reserves Fund, 1.55%[2,3]	1,793,379		1,793,379
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 1.37%[2]	335,549		335,549
Total Other Investment Companies
(cost $2,128,928)			2,128,928

Total Investments - 115.4%
(cost $13,110,616)			13,532,137

Other Assets, less Liabilities - (15.4)%			(1,806,484)
Net Assets - 100.0%			$11,725,653

Note:	Based on the cost of investments of $13,113,214 for Federal income tax purposes at August 31, 2004, the aggregate gross unrealized appreciation and depreciation were $720,255 and $301,332, respectively, resulting in net unrealized appreciation of investments of $418,923.

        * Non-income-producing securities.

        1 Some of these shares, amounting to a market value of $1,747,807, or 14.9% of net assets, were out on loan to various brokers.

        2Yields shown for these investment companies represent the August 31, 2004, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

        3 Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements

Systematic Value Fund
Statement of Assets and Liabilities
August 31, 2004 (unaudited)

Assets:
Investments at value	$13,532,137
Cash	49,164
Dividends, interest and other receivables	12,828
Prepaid expenses	2,043
Total assets	13,596,172

Liabilities:
Payable for investments purchased	49,384
Payable upon return of securities loaned	1,793,379
Accrued expenses:
Investment advisory and management fees	2,469
Professional fees	11,656
Custodian fees	8,562
Transfer agent fees	2,984
Other	2,085
Total liabilities	1,870,519

Net Assets	$11,725,653

Shares outstanding	1,080,781

Net asset value, offering and redemption
price per share (Institutional Class)	$10.85

Net Assets Represent:
Paid-in capital	$9,202,412
Undistributed net investment income	81,225
Accumulated net realized gain from
investments	2,020,495
Net unrealized appreciation of investments	421,521
Net Assets	$11,725,653

Investments at cost	$13,110,616

The accompanying notes are an integral part of these financial statements

Systematic Value Fund
Statement of Operations
For the six months ended August 31, 2004 (unaudited)

Investment Income:
Dividend income	$103,928
Interest income	1,777
Securities lending fees	921
Total investment income	106,626

Expenses:
Investment advisory and management fees	45,160
Transfer agent fees	13,423
Custodian fees	12,911
Professional fees	9,735
Registration fees	1,230
Trustee fees	1,035
Miscellaneous	1,722
Total expenses before offsets	85,216

Less: Expense reimbursements	(26,149)
Net expenses	59,067

Net investment income	47,559

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	990,074
Net unrealized depreciation of investments	(1,467,873)
Net realized and unrealized loss	(477,799)

Net Decrease in Net Assets
Resulting from Operations	$(430,240)

The accompanying notes are an integral part of these financial statements

Systematic Value Fund
Statement of Changes in Net Assets

	For the six months ended August 31, 2004 (unaudited)	For the fiscal year ended February 29, 2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$47,559	$110,503
Net realized gain on investments	990,074	1,798,141
Net unrealized appreciation
(depreciation) of investments	(1,467,873)	2,106,266
Net increase (decrease) in net assets
resulting from operations	(430,240)	4,014,910

Distributions to Shareholders:
From net investment income	--	(90,388)
From net realized gain on investments	--	(560,404)
Total distributions to shareholders	--	(650,792)

From Capital Share Transactions:
Proceeds from the sale of shares	494,149	4,995,596
Reinvestment of dividends and distributions	--	512,845
Cost of shares repurchased	(2,770,761)	(2,147,141)
Net increase (decrease) from capital share
transactions	(2,276,612)	3,361,300

Total increase (decrease) in net assets	(2,706,852)	6,725,418

Net Assets:
Beginning of period	14,432,505	7,707,087
End of period	$11,725,653	$14,432,505

End of period undistributed
net investment income	$81,225	$33,666

Share Transactions:
Sale of shares	45,640	492,278
Shares issued in connection with
reinvestment of dividends and distributions	--	48,610
Shares repurchased	(258,353)	(199,869)

Net increase (decrease) in shares	(212,713)	341,019

The accompanying notes are an integral part of these financial statements

Systematic Value Fund
Financial Highlights
For an Institutional Class share of capital stock outstanding throughout each fiscal period

	For the six months ended August 31, 2004 (unaudited)		For the fiscal year ended February 29, 2004	For the period ended February 28, 2003*
Net Asset Value, Beginning of Period	$11.16		$8.09	$10.00

Income from Investment Operations:
Net investment income	0.05		0.08	0.03
Net realized and unrealized gain (loss)
on investments	(0.36)		3.46	(1.92)
Total from investment operations	(0.31)		3.54	(1.89)

Less Distributions to Shareholders from:
Net investment income	--		(0.07)	(0.02)
Net realized gain on investments	--		(0.40)	--
Total distributions to shareholders	--		(0.47)	(0.02)

Net Asset Value, End of Period	$10.85		$11.16	$8.09

Total Return (a)	(2.78)%	(b)	44.07%	(18.91)%	(b)
Ratio of net expenses to average net assets	0.90%	(c)	0.90%	0.90%	(c)
Ratio of net investment income
to average net assets	0.74%	(c)	0.95%	0.86%	(c)
Portfolio turnover	73%	(b)	132%	119%	(b)
Net assets at end of period (000's omitted)	$11,726		$14,433	$7,707
Expense Offsets (d)
Ratio of total expenses to average net assets	1.32%	(c)	1.35%	2.20%	(c)
Ratio of net investment income (loss)
to average net assets	0.33%	(c)	0.50%	(0.44)%	(c)

* Commencement of operations was on April 1, 2002.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
(See Notes to Financial Statements.)

Systematic Value Fund
Notes to Financial Statements
August 31, 2004 (unaudited)

(1) Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Systematic Value Fund (the “Fund”).

Currently, the Fund has registered Institutional and Investor Class shares. However, only the Institutional Class shares are currently offered. The Institutional Class shares (with a minimum investment of $1,000,000) are designed primarily for institutional investors that meet certain administrative and servicing criteria.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Notes to Financial Statements (continued)

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended August 31, 2004, the custodian expense was not reduced.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers

As of August 31, 2004, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At August 31, 2004, certain shareholders (including omnibus accounts) individually held greater than 10% of the outstanding shares of the Fund as follows: three own 85%.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of The Managers Funds LLC. The Fund’s investment portfolio is managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Systematic with respect to the Fund. AMG indirectly owns a majority interest in Systematic. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

Notes to Financial Statements (continued)

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least July 1, 2005, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expenses) exceed 0.90% of the Fund’s average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such year to exceed 0.90% of the Fund’s average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At August 31, 2004, the cumulative amount of unreimbursed expenses is $127,685.

The aggregate annual fee paid to each independent Trustee for serving as a Trustee of the Trust was $5,000. Effective April 1, 2004 the aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family became $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which The Managers Funds LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $1,035 for the six months ended August 31, 2004 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in The Managers Funds complex.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended August 31, 2004, were $9,258,893 and $11,352,695, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

Notes to Financial Statements (continued)

(4) Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Proxy Result Information (unaudited)

At the Special Meeting of Shareholders of the Trust held on August 26, 2004, the following votes were recorded on behalf of Essex Aggressive Growth Fund, Essex Large Cap Fund, Rorer Large-Cap Fund, Rorer Mid-Cap Fund, Systematic Value Fund and Burridge Small Cap Growth Fund. The proposal, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated July 7, 2004:

Proposal 1 – To elect four Trustees to the Board of Trustees.

Voted
"Affirmative"	Paggioli	Schneeweis	Kingston	Lebovitz	Outstanding
Systemic Value	1,225,103.35	1,225,103.35	1,225,103.35	1,225,103.35	11,459,590.09
"Withhold"
Systemic Value	--	--	--	--

Pursuant to Article V, Section 4 of the Master Trust Agreement of the Trust and the Securities Exchange Act of 1940, such total votes on each proposal represented a quorum of the outstanding shares of the Funds.

MANAGERS AMG LOGO

Investment Manager and Administrator	Transfer Agent
The Managers Funds LLC	Boston Financial Data Services, Inc.
800 Connecticut Avenue	attn: Managers AMG Funds
Norwalk, Connecticut 06854-2325	P.O. Box 8517
(203) 299-3500 or (800) 835-3580	Boston, Massachusetts 02266-8517
(800) 252-0682
Subadvisor
Systematic Financial Management, LLP	Trustees
300 Frank W. Burr Blvd	Jack W. Aber
Glenpointe East, 7th Floor	William E. Chapman, II
Teaneck, New Jersey 07666	John Kingston, III
Edward J. Kaier
Custodian	Peter M. Lebovitz
The Bank of New York	Eric Rakowski
2 Hanson Place, 7th Floor	Steven J. Paggioli
Brooklyn, New York 11217	Thomas R. Schneeweis
Legal Counsel
Goodwin Proctor LLP
Exchange Place
Boston, Massachusetts 02109

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 1-800-835-3879, or (ii) on the SEC's website at www.sec.gov.

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, please contact us by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.

www.managersamg.com
www.managersfunds.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. [RESERVED]

Item 9. CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:   /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: October 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: October 27, 2004

By:   /s/ Galan G. Daukas

Galan G. Daukas, Chief Financial Officer

Date: October 27, 2004